Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of condensed consolidated statements of cash flows - EQRx, INC. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Aug. 25, 2019
Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of condensed consolidated statements of cash flows [Line Items]
Cash and cash equivalents	$ 456,470	$ 489,682		$ 18,478
Restricted cash	633	633		844
Total cash and restricted cash	$ 457,103	$ 490,315	$ 166,657	$ 19,322